Variable Interest Entities (Unconsolidated) (Details) - USD ($) $ in Millions	Mar. 31, 2016	Dec. 31, 2015
Variable Interest Entity [Line Items]
Financing receivables	$ 11,903	$ 12,052
Exposure to nonconsolidated VIEs that invest in long-lived capital intensive energy products	6,386
Investment in Unconsolidated VIEs [Member]
Variable Interest Entity [Line Items]
Other assets and investment securities	6,033	745
Financing receivables	13	13
Total investment	6,046	758
Contractual obligations to fund new investments, guarantees or lines of credit	825	29
Total	$ 6,871	$ 787